SCHEDULE OF FUTURE AMORTIZATION EXPENSE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023 (excluding the nine months ended September 30, 2023)	$ 37,584
2023	27,000	$ 411,581
2024	15,750	27,000
Thereafter		15,750
Intellectual property, net of accumulated amortization	$ 80,334	$ 454,331	$ 1,269,819